RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due To Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to Related Parties	$ 7,252	$ 333	$ 11,105
Oak Pacific Investment [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,834	0	10,692
Others [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 5,418	$ 333	$ 413